Document and Entity Information - shares	9 Months Ended
	Jan. 31, 2017	Mar. 28, 2017
Document And Entity Information
Entity Registrant Name	MMEX Resources Corp
Entity Central Index Key	0001440799
Document Type	S-1
Document Period End Date	Jan. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,479,282,834
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2017